SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED DEVELOPMENT (Details) - White River Holdings Corp [Member] - bbl	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Beginning of the year	462,914	17,000
Revisions of previous estimates	(96,500)
Improved recovery
Purchases of minerals in place		445,206
Extensions and discoveries
Production	61,039	36,560
Sales of minerals in place	(257,765)	(35,852)
End of year	169,688	462,914